Label	Element	Value
Aptus July Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 06/29/ 2026; Exercise Price: 6.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Aptus July Buffer ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	88.50%
Aptus July Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 06/29/ 2026; Exercise Price: 663.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Aptus July Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 06/29/ 2026; Exercise Price: 563.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Aptus July Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 06/29/ 2026; Exercise Price: 732.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
Aptus July Buffer ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.00%
Aptus July Buffer ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	88.50%
Aptus July Buffer ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.40%)
Aptus July Buffer ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(88.10%)